Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Significant Accounting Policies
Summary of significant accounting policies
Basis of presentation
The Consolidated Financial Statements include the accounts of Sonoco Products Company and its majority-owned subsidiaries (the “Company” or “Sonoco”) after elimination of intercompany accounts and transactions.
Investments in affiliated companies in which the Company shares control over the financial and operating decisions, but in which the Company is not the primary beneficiary, are accounted for by the equity method of accounting. Income applicable to these equity investments is reflected in “Equity in earnings of affiliates, net of tax” in the Consolidated Statements of Income. The aggregate carrying value of equity investments is reported in “Other Assets” in the Company’s Consolidated Balance Sheets and totaled $116,193 and $110,687 at December 31, 2013 and 2012, respectively.
Affiliated companies in which the Company held a significant investment at December 31, 2013, included:

Entity	Ownership Interest Percentage at December 31, 2013
RTS Packaging JVCO	35.0%
Cascades Conversion, Inc.	50.0%
Cascades Sonoco, Inc.	50.0%
Showa Products Company Ltd.	20.0%
Conitex Sonoco Holding BVI Ltd.	30.0%

Also included in the investment totals above is the Company’s 19.5% ownership in a small tube and core business in Chile and its 12.19% ownership in a small paper recycling business in Finland. These investments are accounted for under the cost method.
Estimates and assumptions
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Revenue recognition
The Company records revenue when title and risk of ownership pass to the customer, and when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the sales price to the customer is fixed or determinable and when collectibility is reasonably assured. Certain judgments, such as provisions for estimates of sales returns and allowances, are required in the application of the Company’s revenue policy and, therefore, are included in the results of operations in its Consolidated Financial Statements. Shipping and handling expenses are included in “Cost of sales,” and freight charged to customers is included in “Net sales” in the Company’s Consolidated Statements of Income.
The Company has rebate agreements with certain customers. These rebates are recorded as reductions of sales and are accrued using sales data and rebate percentages specific to each customer agreement. Accrued customer rebates are included in “Accrued expenses and other” in the consolidated balance sheets.
Accounts receivable and allowance for doubtful accounts
The Company’s trade accounts receivable are non-interest bearing and are recorded at the invoiced amounts. The allowance for doubtful accounts represents the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. Provisions are made to the allowance for doubtful accounts at such time that collection of all or part of a trade account receivable is in question. The allowance for doubtful accounts is monitored on a regular basis and adjustments are made as needed to ensure that the account properly reflects the Company’s best estimate of uncollectible trade accounts receivable. Trade accounts receivable balances that are more than 180 days past due are generally 100% provided for in the allowance for doubtful accounts. Account balances are charged off against the allowance for doubtful accounts when the Company determines that the receivable will not be recovered.
Sales to one of the Company’s customers accounted for approximately 7% of the Company’s net sales in 2013, 9% in 2012 and 9% in 2011, primarily in the Display and Packaging and Consumer Packaging segments. Receivables from this customer accounted for approximately 5% and 8% of the Company’s total trade accounts receivable at December 31, 2013 and 2012, respectively. The Company’s next largest customer comprised approximately 5% of the Company’s net sales in 2013, 2012 and 2011.
Research and development
Research and development costs are charged to expense as incurred and include salaries and other directly related expenses. Research and development costs totaling approximately $20,100 in 2013, $20,200 in 2012 and $18,800 in 2011 are included in “Selling, general and administrative expenses” in the Company’s Consolidated Statements of Income.
Restructuring and asset impairment
Costs associated with exit or disposal activities are recognized when the liability is incurred. If assets become impaired as a result of a restructuring action, the assets are written down to fair value, less estimated costs to sell, if applicable. A number of significant estimates and assumptions are involved in the determination of fair value. The Company considers historical experience and all available information at the time the estimates are made; however, the amounts that are ultimately realized upon the sale of divested assets may differ from the estimated fair values reflected in the Company’s Consolidated Financial Statements.
Cash and cash equivalents
Cash equivalents are composed of highly liquid investments with an original maturity of three months or less. Cash equivalents are recorded at cost, which approximates market.
Inventories
Inventories are stated at the lower of cost or market. The last-in, first-out (LIFO) method is used for the valuation of certain of the Company’s domestic inventories, primarily metal, internally manufactured paper and paper purchased from third parties.
The LIFO method of accounting was used to determine the carrying costs of approximately 17% and 19% of total inventories at December 31, 2013 and 2012, respectively. The remaining inventories are determined on the first-in, first-out (FIFO) method.
If the FIFO method of accounting had been used for all inventories, total inventory would have been higher by $18,146 and $19,476 at December 31, 2013 and 2012, respectively.
Property, plant and equipment
Plant assets represent the original cost of land, buildings and equipment, less depreciation, computed under the straight-line method over the estimated useful lives of the assets, and are reviewed for impairment whenever events indicate the carrying value may not be recoverable.
Equipment lives generally range from 3 to 11 years, and buildings from 15 to 40 years.
Timber resources are stated at cost. Depletion is charged to operations based on the estimated number of units of timber cut during the year.
Goodwill and other intangible assets
The Company evaluates its goodwill for impairment at least annually, and more frequently if indicators of impairment are present. In performing the impairment test, the Company first makes an assessment regarding the likelihood of impairment. If it is not more likely than not that goodwill is impaired for any of its reporting units, no further testing is performed. Otherwise, the Company uses discounted future cash flows to estimate the fair value of each reporting unit it believes may have a goodwill impairment giving consideration to multiples it believes could be obtained in a sale. If the fair value of the reporting unit exceeds the carrying value of the reporting unit’s assets, including goodwill, there is no impairment. If not, and the carrying value of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment charge is recognized for the excess. Goodwill is not amortized.
Intangible assets are amortized, usually on a straight-line basis, over their respective useful lives, which generally range from three to 40 years. The Company evaluates its intangible assets for impairment whenever indicators of impairment exist. The Company has no intangibles with indefinite lives.

Income taxes
The Company provides for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting requirements and tax laws. Assets and liabilities are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.
Derivatives
The Company uses derivatives to mitigate the effect of fluctuations in some of its raw material and energy costs, foreign currency fluctuations and interest rate movements. The Company purchases commodities such as recovered paper, metal and energy generally at market or at fixed prices that are established with the vendor as part of the purchase process for quantities expected to be consumed in the ordinary course of business. The Company may enter into commodity futures or swaps to manage the effect of price fluctuations. The Company may use foreign currency forward contracts and other risk management instruments to manage exposure to changes in foreign currency cash flows and the translation of monetary assets and liabilities on the Company’s consolidated financial statements. The Company is exposed to interest-rate fluctuations as a result of using debt as a source of financing for its operations. The Company may from time to time use traditional, unleveraged interest rate swaps to adjust its mix of fixed and variable rate debt to manage its exposure to interest rate movements.
The Company records its derivatives as assets or liabilities on the balance sheet at fair value using published market prices or estimated values based on current price and/or rate quotes and discounted estimated cash flows. Changes in the fair value of derivatives are recognized either in net income or in other comprehensive income, depending on the designated purpose of the derivative. It is the Company’s policy not to speculate in derivative instruments.
Reportable segments
The Company identifies its reportable segments by evaluating the level of detail reviewed by the chief operating decision maker, gross profit margins, nature of products sold, nature of the production processes, type and class of customer, methods used to distribute product, and nature of the regulatory environment. Of these factors, the Company believes that the most significant are the nature of its products and the type of customers served.
Contingencies
Pursuant to U.S. GAAP for accounting for contingencies, accruals for estimated losses are recorded at the time information becomes available indicating that losses are probable and that the amounts are reasonably estimable. Amounts so accrued are not discounted.